Related Party Disclosures - Additional Information (Detail)			12 Months Ended
	Jan. 24, 2025 shares	May 14, 2023 shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Related Party Disclosures [Line Items]
Expense from share-based payment transactions with employees			$ 42,228,494	$ 35,734,452	$ 4,703,254
Number of share options granted in share-based payment arrangement | shares		1.902	0	0	12,500
Number of share options exercised in share-based payment arrangement | shares	10,000		10,000	489,166	330,750
Trade and other payables			$ 2,622,889	$ 3,016,988
Travel expense			486,895	578,353	$ 390,531
Current prepaid expenses			1,333,875	1,494,483
Forbes and Manhattan Inc [Member]
Related Party Disclosures [Line Items]
Payment to contract for business and operational consulting services			1,000,000	579,996	579,996
Key management personnel of entity or parent [member]
Related Party Disclosures [Line Items]
Payment for executive bonus			0	750,000	2,000,000
Expense from share-based payment transactions with employees			34,500,181	26,455,495	875,755
Trade and other payables			42,233	45,706
Reimbursement expenses owing to director and officer			$ 0	26,121
Key management personnel of entity or parent [member] | Deferred Share Units [Member]
Related Party Disclosures [Line Items]
Number of share options granted in share-based payment arrangement | shares			3,542,500
Number of share options exercised in share-based payment arrangement | shares			800,000
Number of share option vested in share based payment arrangement | shares			2,695,834
Number of share option non vested in share based payment arrangement | shares			846,666
Key management personnel of entity or parent [member] | Restricted share units [member]
Related Party Disclosures [Line Items]
Number of share options granted in share-based payment arrangement | shares			4,400,300
Number of share options exercised in share-based payment arrangement | shares			100,000
Number of share option vested in share based payment arrangement | shares			3,325,000
Number of share option non vested in share based payment arrangement | shares			975,300
Tali Flying LP [Member]
Related Party Disclosures [Line Items]
Trade and other payables			$ 0	0
Travel expense			0	0	$ 47,028
Current prepaid expenses			$ 0	$ 113,893